Property and equipment (Details) (USD $)	12 Months Ended		66 Months Ended	114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,684,000	$ 13,643,000		$ 13,684,000
Less accumulated depreciation	(13,072,000)	(12,622,000)		(13,072,000)
Property and equipment, net	612,000	1,021,000		612,000
Impairment of property and equipment	0	7,371,000	0	7,371,000
Reduction in value of impaired assets acquired		17,600,000
Reduction in value of accumulated depreciation		10,200,000
Office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	323,000	323,000		323,000
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	978,000	985,000		978,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	524,000	524,000		524,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,961,000	4,913,000		4,961,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,898,000	$ 6,898,000		$ 6,898,000